May 6, 2003



VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Blue Chip Value Fund (the "Fund")
                  File Nos. 333-80099 and 811-09377
                  ---------------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 4 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2003 (Accession # 0000935069-03-000563).

Should you have any comments on this filing, please contact the undersigned at
(617) 535-0531.

Sincerely,


/s/ Arlene Lonergan
Arlene Lonergan
Senior Regulatory Administrator




cc:      B. Alpert
         M. McKee
         D. Schloendorn
         L. Russell
         L. Dowd